Events after the reporting date (Details)			1 Months Ended		3 Months Ended
	Feb. 08, 2023 $ / shares	Jan. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($) shares $ / shares Swap VLCC	Mar. 23, 2023 Vessel	Feb. 24, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Credit Facility [Abstract]
Borrowing amount | $							$ 396,696,000	$ 522,299,000
Share Transactions [Member]
Restricted Shares [Abstract]
Number of shares, awarded (in shares) | shares				300,000
Number of shares, vesting in year one (in shares) | shares				67,500
Number of shares, vesting in year two (in shares) | shares				67,500
Number of shares, vesting in year three (in shares) | shares				48,750
Number of shares, vesting in year four (in shares) | shares				67,500
Number of shares, vesting subject to certain market conditions (in shares) | shares				48,750
Number of shares, vesting in year one to four (in shares) | shares				251,250
Estimated fair value of share at grant date subject to certain market conditions (in dollars per share) | $ / shares				$ 8.25
Estimated fair value of share at grant date (in dollars per share) | $ / shares				$ 6.72
Share Transactions [Member] | Board of Directors [Member]
Restricted Shares [Abstract]
Number of shares, awarded (in shares) | $ / shares				135,000
Estimated fair value of share at grant date (in dollars per share) | $ / shares				$ 8.25
Dividend Declared for Q1 [Member]
Dividend [Abstract]
Dividend declare date	Feb. 08, 2023
Dividend declared (in dollars per share) | $ / shares	$ 0.38
Dividends payable date	Feb. 24, 2023
Dividend record date	Feb. 17, 2023
Total dividend payment | $						$ 61,900,000
Subsequent Events [Member]
Interest Rate Swaps [Abstract]
Number of interest rate swaps terminated | Swap				7
Proceeds from termination of interest rate swaps | $				$ 3,300,000
Vessels [Abstract]
Number of vessels completed with installation of exhaust gas cleaning systems | Vessel					4
Number of vessels in shipyard | Vessel					1
Number of remaining vessels planned to enter shipyard | Vessel					3
Subsequent Events [Member] | DHT Puma [Member]
Time Charter [Abstract]
Time charter contract period			3 years
Time charterer's option period			1 year
Time charter base rate | $			$ 33,500
Maximum time charter earnings amount | $			$ 40,000
Subsequent Events [Member] | ING Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount | $		$ 405,000,000		405,000,000
Uncommitted incremental facility | $		$ 100,000,000		$ 100,000,000
Number of VLCCs financed | VLCC				10
Credit facility tenor				6 years
Credit facility repayment period				20 years
Subsequent Events [Member] | SOFR [Member] | ING Credit Facility [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis		1.90%		1.90%
Percentage of historical Credit Adjustment Spread (CAS)		0.0026
Subsequent Events [Member] | LIBOR [Member] | ING Credit Facility [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis		1.64%		1.64%